Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2023				921,946
Borrowings drawdowns	—	50,000	—	50,000
Borrowings repayments (Note 7)	(217,070)	(764,080)	—	(981,150)
Additions in deferred loan issuance costs	359	(19)	(14)	326
Amortization and write-off of deferred loan issuance costs (Note 13)	—	8,878	—	8,878
December 31, 2023				—
Additions in deferred loan issuance costs	(33)	33	—	—
December 31, 2024				—
December 31, 2025				—

Schedule of reconciliation of net derivatives assets/liabilities arising from financing activities

		Non-cash	Net derivative
	Cash flows	items	assets
January 1, 2023			3,576
Proceeds from interest rate swaps termination (Note 17)	(3,488)	—	(3,488)
Unrealized loss on interest rate swaps held for trading (Note 17)	—	(88)	(88)
December 31, 2023			—
December 31, 2024			—
December 31, 2025			—

Schedule of reconciliation of lease liabilities arising from financing activities

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2023			62,569
Additions	—	54,442	54,442
Interest expense on leases (Note 13)	—	3,785	3,785
Payments for interest	(3,785)	—	(3,785)
Principal elements of lease payments	(23,103)	—	(23,103)
December 31, 2023			93,908
Additions	—	47,548	47,548
Interest expense on leases (Note 13)	—	4,662	4,662
Payments for interest	(4,662)	—	(4,662)
Principal elements of lease payments	(33,863)	—	(33,863)
December 31, 2024			107,593
Additions	—	98	98
Interest expense on leases (Note 13)	—	4,946	4,946
Payments for interest	(4,946)	—	(4,946)
Principal elements of lease payments	(42,779)	—	(42,779)
December 31, 2025			64,912